Segmented information	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segmented information

12. Segmented information:

In accordance with ASC 280-10-50-11 Segmented Disclosure, the Company operates one reportable business segments, the sale of Ad tech advertising. The Company’s chief operating decision makers are the Chairman, Chief Executive Officer and President. The Company’s chief operating decision makers reviews financial information on a consolidated basis, principally to make decisions about how to allocate resources and to measure the Company’s performance. The chief operating decision maker reviews consolidated net income (loss), which is the measure of financial profit and loss most closely aligned with generally accepted accounting principles.

Reconciliation to net income:

	Three Months ended March 31, 2026	Three Months ended March 31, 2025
Revenue	$2,946,741	$2,738,303

Cost of revenue	1,515,131	1,240,602

Gross profit	1,431,610	1,497,701

Segment operating expenses	1,735,754	1,171,149
Total operating income (loss)	(304,144)	326,552

Unallocated expenses	437,020	281,312
Depreciation	46,078	45,360
Foreign exchange (loss) gain	60,436	(33,197)
Interest income	(13,272)	(474)
Stock awareness program	(64,881)	-
Stock-based compensation	45,038	43,868

Net loss before income taxes	$(814,564)	(10,317)

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2026 and 2025

(Unaudited)

12. Segmented information: (Continued)

The Company had the following revenue by geographical region based on impression served.

Total revenue	Three Months ended March 31, 2026	Three Months ended March 31, 2025
Western Europe	$1,009,189	$759,974
Central, Eastern and Southern Europe	312,540	163,694
North America	1,367,573	1,746,478
Rest of World	257,439	68,157

Total revenue	$2,946,741	$2,738,303

Equipment

The Company’s equipment is located as follows:

Net Book Value	March 31, 2026	December 31, 2025

Canada	$23,017	$25,167
Israel	7,562	8,371
United Kingdom	6,529	4,514
Total equipment	$37,108	$38,052